Accounts Receivable, Net - Movement of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movement of the allowance for doubtful accounts
Balance as of January 1,	$ 9,520	¥ 65,454	¥ 91,348	¥ 58,846
Additional provision/(reversal) charged to bad debt expenses, net	3,269	22,473	(9,137)	47,762
Write-off of bad debt provision	(1,345)	(9,243)	(16,757)	(15,260)
Balance as of December 31,	$ 11,444	¥ 78,684	65,454	¥ 91,348
Collection of previously fully-reserved receivables			25,400
New bad debt provision recognized in expenses			¥ 16,300